Document and Entity Information	May 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2022
Entity Registrant Name	Membership Collective Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40605
Entity Tax Identification Number	86-3664553
Entity Address, Address Line One	180 Strand
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2R 1EA
Country Region	44
City Area Code	(0) 207
Local Phone Number	8512300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	MCG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001846510
Amendment Flag	false